Land Use Rights, Net	12 Months Ended
May 31, 2025
Text Block [Abstract]
Land Use Rights, Net
7.	LAND USE RIGHTS, NET
Land use rights, net, consisted of the following:

	As of May 31,
	2024	2025
	US$	US$
Land use rights	5,031	55,823
Less: accumulated amortization	(639)	(975)
Exchange differences	58	52

Land use rights, net	4,450	54,900

The Group obtained a land use right from the authorities during the year of 2025. The carrying amount of the land use right is

US$50,774,
and is amortized on a straight-line basis over the land use rights period, which is approximately

50 years
.
Amortization expenses for land use rights for the years ended May 31, 2023, 2024 and 2025 were US$
84
, US$
81
and US$
336
, respectively. The Group expects to recognize US$
1,106

in amortization expense for each of the next five years and US$
48,105
thereafter.